Employee Benefit Plans and Postretirement Benefits - Pre-tax Amounts Expected to be Amortized from Accumulated Other Comprehensive Income (Loss) (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ 75
Prior service cost (credit)	(1)
Total	74
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	7
Prior service cost (credit)	(2)
Total	5
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	1
Prior service cost (credit)	1
Total	$ 2